Current Taxes and Deferred Taxes - Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Current tax assets	$ 123,129	$ 238,452
Current tax liabilities	(1,191)	(624)
Totas, net	121,938	237,828
Chile [member]
Disclosure of geographical areas [line items]
Current tax assets	68,094	202,093
Current tax liabilities	(528)	(624)
Totas, net	67,566	201,469
Colombia [member]
Disclosure of geographical areas [line items]
Current tax assets	52,874	36,359
Current tax liabilities	(663)
Totas, net	52,211	$ 36,359
United States [member]
Disclosure of geographical areas [line items]
Current tax assets	2,161
Totas, net	$ 2,161